Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,065,903)	$ (5,980,776)	$ (6,618,209)
Adjustments to reconcile net loss to net cash used in operating activities:
Write-downs for inventory	319,413	894,005	161,495
(Reversal of provision)/Provision for credit losses	(43,539)	292,480	38,943
Reserve for warranty costs	327,605
Depreciation of property and equipment	301,159	542,398	446,335
Amortization of right-of-use assets	160,401	210,551	228,237
Share-based compensation expense	1,800,000
Fair value change of long-term investment	(336,325)
Fair value change in derivative liability	(328,581)
Amortization of debt issuance costs	57,170	97,133	46,924
Loss/(gain) on disposal of property and equipment	45,241	(1,728)
Impairment of long-lived assets	46,185	200,841
Interest expenses from convertible debt	12,546
Issuance of convertible debt to settle accrued service fees	2,518,750
Changes in operating assets and liabilities
Accounts receivable	(541,885)	(2,010,852)	(34,022)
Contract assets	(525,151)
Inventories	324,494	465,401	(1,645,314)
Amounts due from related parties	42,321	(12,179)	(17,919)
Prepaid expenses and other current assets	(1,847,798)	265,299	(202,358)
Other non-current assets	30,945		14,050
Operating lease liabilities	(125,997)	(201,331)	(238,945)
Accounts payable	2,451,497	(238,050)	(18,803)
Contract liabilities	(410,290)	(607,761)	1,238,984
Amounts due to related parties	276,646	22,622	13,300
Accrued expenses and other payables	2,616,766	(161,850)	1,694,652
Net cash used in operating activities	(5,894,330)	(6,223,797)	(4,892,650)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(13,490)	(51,292)	(166,170)
Proceeds from disposal of property and equipment	48,792
Purchase of long-term investments	(20,000,000)
Collection of loans to third parties	68,434
Loans to third parties	(791,122)	(1,787,891)
Collection of loans to related parties		242,530
Net cash used in investing activities	(20,687,386)	(1,596,653)	(166,170)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash inflow from reverse recapitalization	1,207,171
Proceeds from short-term borrowings	10,257,405	12,318,776	2,372,872
Repayments of short-term borrowings	(9,176,219)	(6,200,220)	(539,389)
Repayments of long-term borrowings			(71,136)
Proceeds from PIPE investments	20,000,000
Proceeds from issuance of convertible redeemable preferred shares		889,816	3,799,471
Contribution from a shareholder			143,810
Contribution from a non-controlling interest shareholder			140,934
Contribution from a redeemable non-controlling interest shareholder		2,768,243
Loans provided by third parties	762,395
Repayment of loans provided by third parties	(77,373)
Loans provided by related parties	4,080,069	130,107	632,766
Repayment of loans provided by related parties	(1,969,916)	(551,533)	(38,910)
Payments for issuance costs of PIPE investments	(50,000)
Payments for listing expenses	(376,873)	(553,621)	(50,000)
Payments for issuance costs for convertible redeemable preferred shares			(124,684)
Payments for issuance costs of short-term borrowings and convertible debt		(65,054)	(86,718)
Net cash provided by financing activities	24,656,659	8,736,514	6,179,016
Effect of exchange rate changes	38,421	(7,679)	(128,847)
Net change in cash and restricted cash	(1,886,636)	908,385	991,349
Cash and restricted cash, at beginning of the period	1,984,374	1,075,989	84,640
Cash and restricted cash, at end of the period	97,738	1,984,374	1,075,989
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEET
Cash	90,758	1,977,494	172,703
Restricted cash	6,980	6,880	903,286
Total cash and restricted cash	97,738	1,984,374	1,075,989
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax paid
Interest paid	262,370	258,380	46,784
Cash paid for amounts included in the measurement of lease liabilities	139,253	217,619	275,890
NON-CASH FINANCING ACTIVITIES
Accrued payments for issuance costs for PIPE investments	1,850,000
Issuance of convertible redeemable preferred shares converted from convertible debt			733,433
Accretion of change in fair value of non-controlling interests subject to possible redemption		1,851,388
Issuance of convertible debt to settle accrued service fees	2,518,750
Non-cash offset between loans to third parties and amounts due to related parties	$ 2,142,799